Related Party Transactions (Information) (Detail) - Canpotex [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Receivables from equity holders	$ 122	$ 162
Amounts Payable Related Party Transactions	$ 66	$ 64